GOODWILL (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GOODWILL
Total goodwill	$ 4,443,998	$ 4,436,736	$ 4,422,870
ICT Services in Argentina - Personal Network
GOODWILL
Total goodwill	4,405,108	4,405,108
ICT Services in Argentina - TMA Network
GOODWILL
Total goodwill	12,840
Other segments
GOODWILL
Total goodwill	$ 26,050	$ 31,628